Business Combination and Others	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Business Combination and Others
4.
Business Combination and Others
a) Electrosteel Steels Limited – Business Combination
During the previous year ended March 31, 2019, the Group, through its subsidiary Vedanta Star Limited (VSL) acquired control over Electrosteel Steels Limited (ESL). Based on completion of the closing conditions, the Group concluded the acquisition date as June 04, 2018. ESL has been included in “Others” segment. If ESL had been acquired at the beginning of the comparative period, revenue and profit before taxation of the Group for the year ended March 31, 2019 would have been
₹
 915,593 million and
₹
 117,529 million respectively.

Further, during the current year, Hon’ble National Company Law Tribunal, Kolkata Bench vide its Order dated January 31, 2020 approved the Scheme of Amalgamation of VSL with its subsidiary ESL. Post the amalgamation becoming effective on March 25, 2020, the Company directly holds 95.49% in ESL.
b) Ferro Alloys Corporation Limited—Business Combination (proposed)
Pursuant to the order dated January 30, 2020 of the National Company Law Tribunal (NCLT), Vedanta Limited is implementing the approved Resolution Plan for acquisition of Ferro Alloys Corporation Limited (“FACOR”) which was under liquidation as per the Insolvency and Bankruptcy Code 2016 (including all amendments for the time being in force). The closing of the transaction requires certain substantive actions to be taken whereupon the transaction would qualify for accounting under IFRS 3 “Business Combinations”.
FACOR is a company in the business of producing Ferro Alloys and owns a Ferro Chrome plant with capacity of 72,000 TPA, two operational Chrome mines and 100 MW of Captive Power Plant through its subsidiary, FACOR Power Limited (FPL). The consideration payable for the acquisition of FACOR on debt and cash free basis under the approved Resolution Plan is
₹
 100 million ($ 1 million) as well as equivalent of cash balance in FPL as upfront payment and zero coupon, secured and unlisted
Non-Convertible
Debentures of aggregate face value of
₹
 2,700 million ($36 million) to the Financial Creditors payable equally over 4 years commencing March 2021.
c) Acquisition of Global coke plant
On July 28, 2019, Company acquired Sindhudurg plant of Global Coke Limited which was under liquidation as per the Insolvency and Bankruptcy Code 2016 (including all amendments for the time being in force) for a cash consideration of
₹
 335 million ($ 4 million). The assets acquired mainly included Land, Building and Plant & Machinery of similar value as the cash consideration. The acquisition complements backward integration opportunity for the Company’s existing pig iron division and also increase Company’s footprint in met coke market in south western part of India. Detailed disclosure of fair value of the identifiable assets and liabilities of Sindhudurg plant has not been provided as the same is not material.
Acquisition costs related to the same were not material.
d) Acquisition of new hydrocarbon blocks
In August 2018, Vedanta Limited was awarded 41 hydrocarbon blocks out of 55 blocks auctioned under the Open Acreage Licensing Policy (OALP) by Government of India (GOI). The blocks awarded to Vedanta Limited comprise of 33 onshore and 8 offshore blocks. Vedanta Limited will share a specified proportion of the net revenue from each block with GOI and has entered into 41 separate revenue sharing contracts (RSC) on October 01, 2018.
The bid cost of
₹
 41,219 million ($ 547 million) represents Vedanta Limited’s total committed capital expenditure on the blocks for the committed work programs during the exploration phase. Vedanta Limited has provided bank guarantees for minimum work programme commitments amounting to
₹
 22,684 million ($ 301 million) for the 41 exploration blocks. These have been disclosed in Note 33.
In March 2019, the Company has been awarded 2 Contract Areas out of total 25 Contract Areas auctioned under Round II of the Discovered Small Field Policy (DSF) by Government of India (GOI). Both the Contract Areas awarded are onland fields. The Group will share a specified proportion of the revenue from each block with GOI and has entered into 2 separate Revenue Sharing Contracts (RSC) on March 07, 2019. There is no commitment for minimum work programme in these blocks.
In July 2019, the Company has been awarded 10 hydrocarbon blocks out of 32 blocks awarded under round II & III of Open Acreage Licensing Policy (OALP) by Government of India (GoI). The blocks awarded to the Group comprise of 7 onshore and 3 offshore blocks. To effect the transaction, the Company has entered into revenue sharing contracts (“RSCs”) with the GoI on July 16, 2019. The bid cost of
₹
 17,605 million ($ 234 million) represents the Group’s estimated cost of committed work program in the blocks during the initial exploration phase. The Company has provided bank guarantees for minimum work programme commitments amounting to
₹
 5,121 million ($ 68 million) for the 10 exploration blocks.